Loans - Schedule of Impaired Loans (Details) - With no related allowance recorded: [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Unpaid Principal Balance and Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	$ 1,517	$ 2,783
Allowance for Loan Losses Allocated [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment
Average Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	2,038	3,054
Interest Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	72	129
Cash Basis Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	72	129
One- to four-family [Member] | Unpaid Principal Balance and Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	1,326	1,856
One- to four-family [Member] | Allowance for Loan Losses Allocated [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment
One- to four-family [Member] | Average Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	1,471	1,873
One- to four-family [Member] | Interest Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	50	91
One- to four-family [Member] | Cash Basis Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	50	91
Nonresidential real estate [Member] | Unpaid Principal Balance and Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	191	927
Nonresidential real estate [Member] | Allowance for Loan Losses Allocated [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment
Nonresidential real estate [Member] | Average Recorded Investment [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	567	1,181
Nonresidential real estate [Member] | Interest Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	22	38
Nonresidential real estate [Member] | Cash Basis Income Recognized [Member]
Schedule of Impaired Loans [Line Items]
Loans individually evaluated for impairment	$ 22	$ 38